                             NORWEST ADVANTAGE FUNDS
                            (FORMERLY NORWEST FUNDS)

Supplement Dated December 27, 1995 to the Prospectus of Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund Dated June 1, 1995

Prospectus of International Fund, Dated June 1, 1995, as amended October 1, 1995

         Prospectus of Small Company Stock Fund, Contrarian Stock Fund,
                             Total Return Bond Fund
                         and Ready Cash Investment Fund
                 Dated October 1, 1994, as amended October 1, 1995


1.   ALL FUNDS

Effective October 1, 1995, Norwest Funds (the "Trust"), changed its name to Norwest Advantage Funds and the name of each Fund's class of securities formerly designated as advantage class ("Advantage Shares") or trust class ("Trust Shares") are redesignated as I class ("I Shares"). I shares are offered solely to fiduciary, agency, and custodial clients of bank trust departments, trust companies and their affiliates. Also effective October 1, 1995, the following individuals were elected Trustees: Donald C. Willeke, Principal of the law firm of Willeke & Daniels, and Timothy J. Penny, Senior Counselor to the public relations firm Himle-Horner.

2. SMALL COMPANY STOCK FUND, CONTRARIAN STOCK FUND, TOTAL RETURN BOND FUND AND READY CASH INVESTMENT FUND - SUMMARY: EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table (which, with respect to these Funds, replaces the "Annual Fund Operating Expenses" table on Page 6 of the Prospectus) is to assist investors in understanding the expenses that an investor in shares of a Fund will bear directly or indirectly. There are no transaction charges in connection with purchases, redemptions and exchanges of shares of the Funds. None of the Funds has adopted a Rule 12b-1 plan with respect to the Shares and, accordingly, no Fund incurs distribution expenses with respect to the I Shares or Institutional Shares.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets after applicable fee waivers and expense reimbursements) (1):

                                                                       TOTAL
                                INVESTMENT   SHAREHOLDER    OTHER     OPERATING
                               ADVISORY FEES  SERVICING   EXPENSES(2) EXPENSES
                               -------------  ---------   ----------- --------
   Contrarian Stock Fund           0.40%        0.25%       0.47%        1.12%
   Small Company Stock Fund        0.00%        0.25%       0.27%        0.52%
   Total Return Bond Fund          0.10%        0.25%       0.36%        0.71%
   Ready Cash Investment Fund      0.37%        0.10%       0.01%        0.48%

(1) For a further description of the various expenses incurred in the operation of the Funds, see "Management of the Funds." Expenses associated with other classes of shares of the Funds differ from those of I Shares or Institutional Shares listed in the table. The amounts of expenses for each Fund are based on amounts incurred during the Funds' most recent fiscal year ended May 31, 1995. Absent expense reimbursements and fee waivers, the Investment Advisory Fees, Other Expenses, and Total Operating Expenses of each Fund would be, respectively: Contrarian Stock Fund: 0.80%, 0.52%, 1.57%; Small Company Stock
Fund: 1.00%, 0.56%, 1.81%; Total Return Bond Fund:  0.50%, 0.42%, and 1.17%; and
Ready Cash Investment Fund:  0.38%, 0.17%, and 0.65%.

(2) Other Expenses for all Funds include custodial fees payable to Norwest at an annual rate of up to 0.05% of each Fund's average daily net assets attributable to I Shares or Institutional Shares, as applicable.

EXAMPLE OF EXPENSES

Following is a hypothetical example (which, with respect to these Funds, replaces the "Example of Expenses" table on Page 7 of the Prospectus) that indicates the dollar amount of expenses that an investor would pay assuming a $1,000 investment, a 5% annual return, reinvestment of all dividends and distributions, and full redemption at the end of each period:
                                  One Year  Three Years  Five Years  Ten Years
                                  -------   -----------  ----------  ---------
     Contrarian Stock Fund          11          36           62         136
     Small Company Stock Fund        5          17           29          65
     Total Return Bond Fund          7          23           40          88
     Ready Cash Investment Fund      5          15           27          60

The example is based on the expenses listed in the "Annual Fund Operating Expenses" table above. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

3. SMALL COMPANY STOCK FUND, CONTRARIAN STOCK FUND, TOTAL RETURN BOND FUND AND READY CASH INVESTMENT FUND - FINANCIAL HIGHLIGHTS

The following tables provide financial highlights for each Fund. This information represents selected data for a single outstanding I Share or Institutional Share, as applicable, of a Fund for the periods shown.
Information for the years ended May 31, 1994 and 1995 was audited by KPMG Peat Marwick LLP, independent auditors. The Funds' (other than International Fund's) financial statements for the fiscal year ended May 31, 1995 and independent auditors' report thereon are contained in the Annual Report of the Funds and are incorporated by reference into the SAI. Further information about each Fund's performance is contained in the Annual Report, which may be obtained from the Trust without charge. Information for the period ended April 30, 1995, for International Fund is unaudited. International Fund's unaudited financial statements for the semi-annual period ended April 30, 1995, are contained in the Semi-Annual Report of International Fund and are incorporated by reference into the SAI.


                                                       CONTRARIAN STOCK FUND       SMALL COMPANY STOCK FUND
                                                       ---------------------       ------------------------
                                                        YEAR ENDED MAY 31             YEAR ENDED MAY 31
                                                       1995           1994(a)         1995       1994(a)
                                                       ----           ------          ----       ------
Beginning Net Asset Value per Share                 $   9.71       $ 10.00        $   9.80         10.00
Net Investment Income                                   0.11          0.07            0.12          0.08
Net Realized and Unrealized Gain (Loss)
on Investments                                          1.19         (0.29)           0.87         (0.20)
Dividends from Net Investment Income                   (0.11)        (0.07)          (0.12)        (0.08)
Distributions from Net Realized Gains                 (0.003)         --             (0.08)         --
                                                    --------       -------        --------       -------
Ending Net Asset Value per Share                    $  10.90       $  9.71        $  10.59       $  9.80
                                                    --------       -------        --------       -------
                                                    --------       -------        --------       -------
Ratios to Average Net Assets:
Expenses (b)                                            1.12%         0.62%(c)        0.52%         0.20%(c)
Net Investment Income                                   0.91%         1.82%(c)        1.14%         2.03%(c)
Total Return                                           13.52%        (5.35%)(c)      10.13%        (2.93%)(c)
Portfolio Turnover Rate                                30.32%         2.67%          68.09%        14.98%
Net Assets at the End of Period (000's Omitted)     $ 45,832       $ 4,548        $ 54,240       $ 9,251

(a)  Contrarian Stock Fund and Small Company Stock Fund commenced the offering of I Shares (formerly Trust Shares) on December 31, 1993.
(b)  During the periods, various fees and expenses were waived and reimbursed, respectively.  Had these waivers and reimbursements not occurred, the ratios of expenses to average net assets would have been:
       Expenses:                                        1.57%         3.52%(c)        1.82%         4.33%(c)
(c)  Annualized

                                        2


                                       INTERNATIONAL FUND          TOTAL RETURN BOND FUND      READY CASH
                                                                                           INVESTMENT FUND
                                         PERIOD ENDED
                                            APRIL 30             YEAR ENDED MAY 31       YEAR ENDED MAY 31
                                             1995(a)             1995     1994(a)       1995         1994(a)
                                             -------             ----     -------       ----         -------
Beginning Net Asset Value per Share          $ 17.28          $  9.54     $ 10.00        $  1.00      $  1.00
Net Investment Income                           0.01             0.67        0.27          0.049        0.013
Net Realized and Unrealized Gain (Loss)
on Investments                                 (0.15)            0.19       (0.46)          --           --
Dividends from Net Investment Income            --              (0.67)      (0.27)        (0.049)      (0.013)
Distributions from Net Realized Gains           --               --          --             --           --
                                             -------          -------     -------        -------      -------
Ending Net Asset Value per Share             $ 17.14          $  9.73     $  9.54        $  1.00      $  1.00
                                             -------          -------     -------        -------      -------
                                             -------          -------     -------        -------      -------
Ratios to Average Net Assets:
Expenses (b)                                    1.50%(c)(d)      0.71%       0.46%(c)       0.48%        0.43%(c)
Net Investment Income                           0.08%(c)         7.04%       6.81%(c)       4.97%        3.12%(c)
Total Return                                   (1.72%)(c)        9.43%      (4.62%)(c)      4.98%        3.17%(c)
Portfolio Turnover Rate                        21.25%           35.19%      37.50%          --           --
Net Assets at the End of Period
  (000's Omitted)                            $ 83,222         $ 96,199     $ 11,694      $ 506,243    $ 333,464


(a)  International Fund commenced the offering of I Shares (formerly Advantage
     Shares) on November 11, 1994.  Total Return Bond Fund commenced the offering of I Shares (formerly Trust Shares) on December 31, 1993.  Ready
     Cash Investment Fund commenced operations on January 20, 1988 and the offering of Institutional Shares on January 4, 1994.
(b)  During the periods, various fees and expenses were waived and reimbursed, respectively.  Had these waivers and reimbursements not occurred, the ratios of expenses to average net assets would have been:
         Expenses:                              1.63%(c)(d)      1.17%       2.10%(c)       0.73%        0.81%(c)
(c)  Annualized.
(d)  Includes expenses allocated from International Portfolio of Core Trust
     (Delaware) of 0.80%, net of waivers of 0.08%, and reflects International
     Fund fee waivers of 0.05%.

4. DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND AND GROWTH BALANCED FUND

Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund (each a "Blended Fund" and collectively the "Blended Funds") currently invest the portion of their assets that are managed in the Small Company investment style in Small Company Portfolio, a series of Core Trust (Delaware). The percentage of the assets of each Blended Fund that is invested in this investment style is listed on pages 14, 15, 21, and 22 of the Prospectus.

In selecting securities allocated to the Small Company investment style, the Adviser currently uses two investment styles - those of Small Company Stock Fund and Small Company Growth Fund - as described on pages 16 and 17 of the Prospectus. Effective December 11, 1995, the Adviser also will use a "small company value" investment style (the "Small Company Value investment style"). Upon complete implementation of this policy, assets allocated to the Small Company investment style will be invested 1/3 in the Small Company Value investment style, 1/3 in the Small Company Growth Fund style and 1/3 in the Small Company Stock Fund style. The Small Company investment style is expected to be allocated completely in this manner by June 1, 1996. Small Company investment style may in the future allocate its assets to additional investment styles.

In selecting portfolio investments, the Small Company Value investment style focuses on securities that are conservatively valued in the marketplace relative to their underlying fundamentals. These securities generally have lower price-to-earning ratios, lower price-to-book ratios, and higher yields than the average security in a universe of comparable companies. In following a policy that utilizes the Small Company Value investment style as a third investment style, the investment objective, other investment policies, and risk considerations of Small Company investment style will not change. Risks pertaining to investment in small companies are described on page 17 of the Prospectus.

5. INDEX FUND, DIVERSIFIED EQUITY FUND, CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND AND GROWTH BALANCED FUND

Effective December 27, 1995, Index Fund may invest in index futures contracts in pursuing its investment objective of duplicating the return of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index").

Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of the fixed income or equity securities comprising the index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. INDEX FUTURES CONTRACTS, ALONG WITH THEIR ATTENDANT RISKS, ARE DESCRIBED ON PAGES 65 AND 66 OF THE PROSPECTUS.

In seeking to duplicate the return of the S&P 500 Index, Index Fund invests in the common stocks contained in the S&P 500 Index in approximately the same proportions as these securities are represented in that index. Although the Fund seeks to invest in these securities to fullest extent practicable, the Fund may hold cash or cash equivalents to reduce transaction costs and meet shareholder redemption requests. Such a cash position may serve to hinder the Fund's ability to duplicate the return of the index because that portion of the Fund's investment portfolio remains uncommitted toward the Fund's investment objective. The Fund's limited use of index futures is designed to nullify the effect on return of the portfolio's cash position, allowing the portfolio to simulate full investment in the index while retaining a cash balance for fund management purposes.

Also effective December 27, 1995, Diversified Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund may engage indirectly in this investment practice to the extent each Fund invests a portion of its assets in the Index Fund investment style through investment in Index Portfolio, a series of Core Trust (Delaware). The percentage of the assets of each of these Funds that is invested in the Index Fund investment style is listed on pages 14, 21, and 22 of the Prospectus.


6.   INTERMEDIATE U.S. GOVERNMENT FUND

Effective October 1, 1995, Ms. Marjorie H. Grace assumed primary responsibility for the day to day investment management of the Fund. Ms. Grace has been a Vice President of Norwest Bank Minnesota, N.A. since 1992. Prior to assuming this responsibility, Ms. Grace was a portfolio manager of Norwest Bank from 1992-1993; an Institutional Salesperson with Norwest Investment Services, Inc. from 1991-1992; a portfolio manager with United Banks of Colorado from 1989-1991; and Vice President and portfolio manager with Colombia Savings and Loan from 1987-1989. Over the past few months, Ms. Grace has worked closely with her predecessor to assure a smooth transition of management responsibilities.


                                        4